Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 56.2%	Shares	Value
Canada Crude Oil Pipelines - 2.1%
Enbridge, Inc.	304,484	$10,480,339

Canada Oil & Gas Production - 1.9%
Ovintiv, Inc.	187,315	9,255,234

United Kingdom Renewables and Power Infrastructure - 0.3%
Atlantica Sustainable Infrastructure PLC	80,553	1,446,732

United States Crude Oil Pipelines - 4.8%
Plains GP Holdings L.P.	1,399,523	24,071,796

United States Natural Gas Gathering/Processing - 4.4%
Equitrans Midstream Corp.	706,020	7,547,354
Hess Midstream LP	276,274	9,418,180
Kinetik Holdings, Inc.	40,684	1,436,959
Kodiak Gas Services, Inc.	145,707	3,715,529
		22,118,022

United States Natural Gas/Natural Gas Liquids Pipelines - 23.5%
Cheniere Energy, Inc.	235,544	36,556,429
Kinder Morgan, Inc.	670,842	11,665,942
ONEOK, Inc.	322,398	24,218,538
Targa Resources Corp.	232,177	22,809,068
The Williams Companies, Inc.	596,653	21,443,709
		116,693,686

United States Oil & Gas Production - 16.5%
ConocoPhillips	164,718	18,537,363
Coterra Energy, Inc.	432,396	11,147,169
Devon Energy Corporation	170,926	7,531,000
Diamondback Energy, Inc.	65,733	11,997,587
EQT Corporation	472,972	17,570,910
Pioneer Natural Resources Company	65,074	15,304,754
		82,088,783

United States Refined Product Pipelines - 2.0%
Phillips 66	71,185	10,144,574

United States Renewables and Power Infrastructure - 0.7%
Clearway Energy, Inc.	154,878	3,376,340
TOTAL COMMON STOCKS (Cost $194,260,273)		279,675,506

MASTER LIMITED PARTNERSHIPS - 22.6%	Units	Value
United States Crude Oil Pipelines - 2.7%
Plains All American Pipeline LP	811,156	13,319,182

United States Natural Gas Gathering/Processing - 3.0%
Western Midstream Partners LP	446,900	14,948,805

United States Natural Gas Pipelines - 9.7%
Energy Transfer LP	1,705,893	24,974,273
Enterprise Products Partners LP	843,395	23,151,193
		48,125,466

United States Refined Product Pipelines - 7.2%
MPLX LP	936,118	35,984,376
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $64,325,153)		112,377,829

CORPORATE BONDS - 19.5%	Principal Amount	Value
Canada Crude Oil Pipelines - 0.7%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	4,000,000	3,726,074
United States Natural Gas Gathering/Processing - 5.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (a)	6,370,000	6,237,072
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.63%, 12/15/2025 (a)	3,575,000	3,609,127
6.63%, 07/15/2026 (a)	3,800,000	3,773,818
EnLink Midstream Partners LP, 4.85%, 07/15/2026	1,000,000	976,336
EnLink Midstream, LLC, 5.38%, 06/01/2029	4,455,000	4,322,111
Hess Midstream Operations LP, 5.63%, 02/15/2026 (a)	8,125,000	8,017,547
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (a)	2,280,000	2,322,604
		29,258,615
United States Natural Gas/Natural Gas Liquids Pipelines - 6.8%
DT Midstream, Inc., 4.38%, 06/15/2031 (a)	6,100,000	5,496,878
EQM Midstream Partners LP, 5.50%, 07/15/2028	4,250,000	4,172,173
NGPL PipeCo LLC, 7.77%, 12/15/2037 (a)	9,125,000	10,099,411
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (a)	7,925,000	7,518,131
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	6,000,000	6,320,790
		33,607,383
United States Oil & Gas Production - 0.9%
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	5,000,000	4,613,759
United States Oil Field Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	6,575,000	6,547,991
United States Other - 2.7%
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	8,800,000	8,752,363
6.50%, 09/30/2026 (a)	5,000,000	4,840,647
		13,593,010
United States Refining - 1.2%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (a)	6,000,000	6,152,850
TOTAL CORPORATE BONDS (Cost $98,182,787)		97,499,682

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	5,642,307	5,642,307
TOTAL SHORT-TERM INVESTMENTS (Cost $5,642,307)		5,642,307

TOTAL INVESTMENTS - 99.4% (Cost $362,410,520)		$495,195,324
Other Assets in Excess of Liabilities - 0.6%		2,894,101
TOTAL NET ASSETS - 100.0%		$498,089,425

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $84,302,988 or 16.9% of the Fund’s net assets.

(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024. See the Schedule of Investments for an industry breakout.

Tortoise Energy Infrastructure and Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	279,675,507	–	–	279,675,507
Master Limited Partnerships	112,377,829	–	–	112,377,829
Corporate Bonds	–	97,499,682	–	97,499,682
Money Market Funds	5,642,307	–	–	5,642,307
Total Assets	397,695,642	97,499,682	–	495,195,324

Refer to the Schedule of Investments for industry classifications.